Consolidated Statement of Income - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income
Trading assets		$ 2,928	$ 2,506	$ 1,971
Investment securities		10,664	9,248	8,937
Mortgages held for sale		786	784	785
Loans held for sale		12	9	19
Loans		41,388	39,505	36,575
Other interest income		3,131	1,611	990
Total interest income		58,909	53,663	49,277
Interest expense
Deposits		3,013	1,395	963
Short-term borrowings		758	330	64
Long-term debt		5,157	3,830	2,592
Other interest expense		424	354	357
Total interest expense		9,352	5,909	3,976
Net interest income		49,557	47,754	45,301
Provision for credit losses		2,528	3,770	2,442
Net interest income after provision for credit losses		47,029	43,984	42,859
Noninterest income
Service charges on deposit accounts		5,111	5,372	5,168
Trust and investment fees		14,495	14,243	14,468
Card fees		3,960	3,936	3,720
Other fees		3,557	3,727	4,324
Mortgage banking		4,350	6,096	6,501
Insurance		1,049	1,268	1,694
Net gains from trading activities		1,053	834	614
Net gains (losses) on debt securities	[1]	479	942	952
Net gains from equity investments	[2]	1,268	879	2,230
Lease income		1,907	1,927	621
Other		1,603	1,289	464
Total noninterest income		38,832	40,513	40,756
Noninterest expense
Salaries		17,363	16,552	15,883
Commission and incentive compensation		10,442	10,247	10,352
Employee benefits		5,566	5,094	4,446
Equipment		2,237	2,154	2,063
Net occupancy		2,849	2,855	2,886
Core deposit and other intangibles		1,152	1,192	1,246
FDIC and other deposit assessments		1,287	1,168	973
Other		17,588	13,115	12,125
Total noninterest expense		58,484	52,377	49,974
Income before income tax expense		27,377	32,120	33,641
Income tax expense		4,917	10,075	10,365
Net income before noncontrolling interests		22,460	22,045	23,276
Less: Net income from noncontrolling interests		277	107	382
Wells Fargo net income		22,183	21,938	22,894
Less: Preferred stock dividends and other		1,629	1,565	1,424
Wells Fargo net income applicable to common stock		$ 20,554	$ 20,373	$ 21,470
Per share information
Earnings per common share (in dollars per share)		$ 4.14	$ 4.03	$ 4.18
Diluted earnings per common share (in dollars per share)		4.10	3.99	4.12
Dividends declared per common share (in dollars per share)		$ 1.54	$ 1.515	$ 1.475
Average common shares outstanding		4,964.6	5,052.8	5,136.5
Diluted average common shares outstanding		5,017.3	5,108.3	5,209.8

[1]	Total other-than-temporary impairment (OTTI) losses were $205 million, $207 million and $136 million for the years ended December 31, 2017, 2016 and 2015, respectively. Of total OTTI, losses of $262 million, $189 million and $183 million were recognized in earnings, and losses (reversal of losses) of $(57) million, $18 million and $(47) million were recognized as non-credit-related OTTI in other comprehensive income for the years ended December 31, 2017, 2016 and 2015, respectively.
[2]	Includes OTTI losses of $344 million, $453 million and $376 million for the years ended December 31, 2017, 2016 and 2015, respectively.